Basis of Presentation of the Consolidated Financial Statements - Capital Increase in Colombia Telecommunicaciones (Details) € in Millions, COP in Millions	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 COP	Sep. 27, 2017 EUR (€)	Sep. 27, 2017 COP	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP	Jul. 25, 2017 EUR (€)	Jul. 25, 2017 COP
Disclosure of subsidiaries [line items]
Issued capital			€ 934	COP 3,240,652	€ 317	COP 1,114,433
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Issued capital			€ 1,384	COP 4,800,966	€ 470	COP 1,651,012	€ 470	COP 1,651,012
Percentage of payment obligations assumed by government			32.50%	32.50%
Colombia Telecomunicaciones, S.A., ESP | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of subsidiaries [line items]
Consideration paid for the acquisition of control (1)	€ 147	COP 509,975